The Dow 30 Index Portfolio, Series 20
Great International Firms Portfolio, Series 26
Morgan Stanley U.S. Multinational 50 Index Portfolio, Series 18
Morgan Stanley Technology Index Portfolio, Series 33

(Van Kampen Unit Trusts, Series 491)


     The Dow 30 Index Portfolio seeks to provide capital appreciation and dividend income by investing in a portfolio of stocks included in the Dow Jones Industrial Average. The Great International Firms Portfolio seeks to provide capital appreciation by investing in a diversified portfolio of stocks of foreign companies. The Morgan Stanley U.S. Multinational 50 Index Portfolio seeks to provide capital appreciation by investing in a portfolio of the stocks included in the Morgan Stanley Multinational Index. The Morgan Stanley Technology Index Portfolio seeks to provide capital appreciation by investing in a portfolio of stocks included in the Morgan Stanley Technology Index. Each portfolio named above (the "Portfolios") is a unit investment trust. Of course, we cannot guarantee that a Portfolio will achieve its objective.


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
        UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is June 25, 2008


Part I of this Prospectus may not be distributed unless accompanied by Part II. Please retain both parts of this Prospectus for future reference.



       VAN KAMPEN
       INVESTMENTS

                   Summary of Essential Financial Information
                              As of April 16, 2008
                                                                              Great             Morgan           Morgan
                                                            The Dow        International     Stanley U.S.        Stanley
                                                           30 Index            Firms         Multinational     Technology
                                                           Portfolio         Portfolio         Portfolio        Portfolio
                                                        --------------    --------------    --------------    -------------
Pubic Offering Price per Unit                          $      8.53280    $      14.41770   $       9.17180   $      7.66100
      Less maximum sales charge per Unit (3.50% of
         Public Offering Price per Unit) (1)                  0.29860            0.50460           0.32100          0.26810
                                                        --------------    --------------    --------------    -------------
Redemption price per Unit and Net Asset Value
      per Unit (2)(3)                                  $      8.23420    $      13.91310   $       8.85080   $      7.39290
                                                        ==============    ==============    ==============    =============

Number of Units                                           323,686.502            279,294       191,945.969      157,244.759
Aggregate Value of Securities (2)                      $ 2,665,310.89    $  3,885,852.44   $  1,698,882.11   $ 1,162,488.46

Initial Date of Deposit                                March 15, 2005
Mandatory Termination Date                             September 21, 2010

Record Dates (The Dow 30 Index Portfolio)              Tenth day of March, June, September and December.
Record Dates (Other Portfolios)                        Tenth day of June and December.
Distribution Dates (The Dow 30 Index Portfolio)        Twenty-fifth day of March, June, September and December.
Distribution Dates (Other Portfolios)                  Twenty-fifth day of June and December.

--------------------------------------------------------------------------------

(1)  The sales charge is described in the "Fee Table".

(2)  Each Security is valued on the bases set forth under "Public Offering--Unit
     Price" in Prospectus Part II.

(3) The Public Offering Price will include any accumulated dividends or cash in the Income or Capital Accounts.

                                    Fee Table
                              As of April 16, 2008
                                                                       The Dow                          Great
                                                                      30 Index                      International
                                                                      Portfolio                    Firms Portfolio
                                                             ---------------------------     ---------------------------
                                                              As a % of                       As a % of
                                                               Public          Amount          Public          Amount
                                                              Offering         per 100        Offering         per 100
                                                                Price           Units           Price           Units
                                                            ------------    ------------    ------------    ------------
Transaction Fees
 Initial sales charge (1)                                         3.500%   $      29.860          3.500%   $      50.460
                                                            ============    ============    ============    ============
 Maximum sales charge on reinvested dividends                     0.000%   $       0.000          0.000%   $       0.000
                                                            ============    ============    ============    ============

                                                               As a %          Amount          As a %          Amount
                                                               of Net          per 100         of Net          per 100
                                                               Assets           Units          Assets           Units
                                                            ------------    ------------    ------------    ------------
Estimated Annual Expenses
Trustee's fee and operating expenses                              0.546%   $       4.493          0.309%   $       4.297
Supervisory, bookkeeping and administrative fees                  0.049%   $       0.400          0.029%   $       0.400
                                                            ------------    ------------    ------------    ------------
Estimated annual expenses                                         0.595%   $       4.893          0.338%   $       4.697
                                                            ============    ============    ============    ============

                                                                             Amount per                      Amount per
                                                                               $10,000                         $10,000
                                                                             Invested                         Invested
                                                                           ------------                     ------------
Estimated Costs Over Time
1 year                                                                     $         407                   $         383
2 1/2 years (Approximate Life of Portfolio)                                $         495                   $         433

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 3.50% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each March 15 to a minimum of 3.00%.

                                    Fee Table
                              As of April 16, 2008
                                                                       Morgan                          Morgan
                                                                    Stanley U.S.                       Stanley
                                                                    Multinational                    Technology
                                                                      Portfolio                       Portfolio
                                                             ---------------------------     ---------------------------
                                                              As a % of                       As a % of
                                                               Public          Amount          Public          Amount
                                                              Offering         per 100        Offering         per 100
                                                                Price           Units           Price           Units
                                                            ------------    ------------    ------------    ------------
Transaction Fees
 Initial sales charge (1)                                         3.500%   $      32.100          3.500%   $      26.810
                                                            ============    ============    ============    ============
 Maximum sales charge on reinvested dividends                     0.000%   $       0.000          0.000%   $       0.000
                                                            ============    ============    ============    ============

                                                               As a %          Amount          As a %          Amount
                                                               of Net          per 100         of Net          per 100
                                                               Assets           Units          Assets           Units
                                                            ------------    ------------    ------------    ------------
Estimated Annual Expenses
Trustee's fee and operating expenses                              0.811%   $       7.177          1.127%   $       8.332
Supervisory, bookkeeping and administrative fees                  0.045%   $       0.400          0.054%   $       0.400
                                                            ------------    ------------    ------------    ------------
Estimated annual expenses                                         0.856%   $       7.577          1.181%   $       8.732
                                                            ============    ============    ============    ============

                                                                             Amount per                      Amount per
                                                                               $10,000                         $10,000
                                                                             Invested                         Invested
                                                                           ------------                     ------------
Estimated Costs Over Time
1 year                                                                     $         433                   $         464
2 1/2 years (Approximate Life of Portfolio)                                $         559                   $         637

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 3.50% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each March 15 to a minimum of 3.00%.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Unitholders of Van Kampen Unit Trusts, Series 491 (The Dow 30 Index Portfolio, Series 20, Great International Firms Portfolio, Series 26, Morgan Stanley U.S. Multinational 50 Index Portfolio, Series 18 and Morgan Stanley Technology Index Portfolio, Series 33):
   We have audited the accompanying statements of condition (including the analyses of net assets and the related portfolio schedules) of The Dow 30 Index Portfolio, Series 20, Great International Firms Portfolio, Series 26, Morgan Stanley U.S. Multinational 50 Index Portfolio, Series 18 and Morgan Stanley Technology Index Portfolio, Series 33 (the "Portfolios," included in Van Kampen Unit Trusts, Series 491) as of February 29, 2008, and the related statements of operations and changes in net assets for the period from March 15, 2005 (Initial Date of Deposit) through February 28, 2006 and for each of the two years in the period ended February 29, 2008, and the financial highlights for the period from March 15, 2005 (Initial Date of Deposit) through February 28, 2006 and for each of the two years in the period ended February 29, 2008. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at February 29, 2008 by correspondence with The Bank of New York, Trustee. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Dow 30 Index Portfolio, Series 20, Great International Firms Portfolio, Series 26, Morgan Stanley U.S. Multinational 50 Index Portfolio, Series 18 and Morgan Stanley Technology Index Portfolio, Series 33 (included in Van Kampen Unit Trusts, Series 491) as of February 29, 2008, and the results of its operations and changes in net assets for the period from March 15, 2005 (Initial Date of Deposit) through February 28, 2006 and for each of the two years in the period ended February 29, 2008, and the financial highlights for the period from March 15, 2005 (Initial Date of Deposit) through February 28, 2006 and for each of the two years in the period ended February 29, 2008, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   June 24, 2008

                       VAN KAMPEN UNIT TRUSTS, SERIES 491
                             Statements of Condition
                                February 29, 2008
                                                                                                               Great
                                                                                           The Dow         International
                                                                                          30 Index             Firms
                                                                                          Portfolio          Portfolio
                                                                                      ----------------   ---------------
   Trust property
      Cash                                                                            $             --   $        10,895
      Securities at market value, (cost $2,498,661 and $2,828,058) (note 1)                  2,715,285         3,800,765
      Accumulated dividends                                                                      8,253            13,064
      Receivables for securities sold                                                               --                --
                                                                                      ----------------   ---------------
                                                                                      $      2,723,538   $     3,824,724
                                                                                      ================   ===============
   Liabilities and interest to Unitholders
      Cash Overdraft                                                                  $         55,701   $            --
      Redemptions payable                                                                           --             4,969
      Interest to Unitholders                                                                2,667,837         3,819,755
                                                                                      ----------------   ---------------
                                                                                      $      2,723,538   $     3,824,724
                                                                                      ================   ===============

                             Analyses of Net Assets

   Interest of Unitholders (330,970 and 288,580 Units of fractional undivided interest outstanding)
      Cost to original investors of 1,303,777 and 1,733,289 Units (note 1)            $     13,153,461   $    17,548,986
        Less initial underwriting commission (note 3)                                          677,258           910,306
                                                                                      ----------------   ---------------
                                                                                            12,476,203        16,638,680
        Less redemption of 972,807 and 1,444,709 Units                                       9,543,603        16,236,357
                                                                                      ----------------   ---------------
                                                                                             2,932,600           402,323
      Overdistributed net investment income
        Net Investment Income                                                                  293,176           520,518
        Less distributions to Unitholders                                                      368,142           619,772
                                                                                      ----------------   ---------------
                                                                                              (74,966)          (99,254)
      Realized gain (loss) on Securities sale                                                1,043,303         3,136,011
      Unrealized appreciation (depreciation) of Securities (note 2)                            216,624           972,707
      Distributions to Unitholders of Security sale proceeds                               (1,046,753)          (23,794)
      Deferred sales charge                                                                  (402,971)         (568,238)
                                                                                      ----------------   ---------------
          Net asset value to Unitholders                                              $      2,667,837   $     3,819,755
                                                                                      ================   ===============
   Net asset value per Unit (330,970 and 288,580 Units outstanding)                   $           8.06   $         13.24
                                                                                      ================   ===============

   The accompanying notes are an integral part of these financial statements.

                       VAN KAMPEN UNIT TRUSTS, SERIES 491
                             Statements of Condition
                                February 29, 2008
                                                                                           Morgan             Morgan
                                                                                        Stanley U.S.          Stanley
                                                                                        Multinational       Technology
                                                                                          Portfolio          Portfolio
                                                                                      ----------------   ---------------
   Trust property
      Cash                                                                            $             --   $            --
      Securities at market value, (cost $1,794,130 and $1,372,328) (note 1)                  1,850,621         1,252,792
      Accumulated dividends                                                                      6,635               898
      Receivables for securities sold                                                               --            23,842
                                                                                      ----------------   ---------------
                                                                                      $      1,857,256   $     1,277,532
                                                                                      ================   ===============
   Liabilities and interest to Unitholders
      Cash Overdraft                                                                  $        112,817   $       121,173
      Redemptions payable                                                                    1,744,439            12,392
      Interest to Unitholders                                                                       --         1,143,967
                                                                                      ----------------   ---------------
                                                                                      $      1,857,256   $     1,277,532
                                                                                      ================   ===============

                             Analyses of Net Assets

   Interest of Unitholders (195,907 and 159,148 Units of fractional undivided interest outstanding)
      Cost to original investors of 998,834 and 617,521 Units (note 1)                $     10,305,413   $     6,632,963
        Less initial underwriting commission (note 3)                                          537,944           352,248
                                                                                      ----------------   ---------------
                                                                                             9,767,469         6,280,715
        Less redemption of 802,927 and 458,373 Units                                         7,808,346         4,845,247
                                                                                      ----------------   ---------------
                                                                                             1,959,123         1,435,468
      Overdistributed net investment income (loss)
        Net Investment Income (loss)                                                           205,595          (42,779)
        Less distributions to Unitholders                                                      266,786             2,358
                                                                                      ----------------   ---------------
                                                                                              (61,191)          (45,137)
      Realized gain (loss) on Securities sale                                                  461,112           853,596
      Unrealized appreciation (depreciation) of Securities (note 2)                             56,491         (119,536)
      Distributions to Unitholders of Security sale proceeds                                 (350,936)         (794,946)
      Deferred sales charge                                                                  (320,160)         (185,478)
                                                                                      ----------------   ---------------
          Net asset value to Unitholders                                              $      1,744,439   $     1,143,967
                                                                                      ================   ===============
   Net asset value per Unit (195,907 and 159,148 Units outstanding)                   $           8.90   $          7.19
                                                                                      ================   ===============

   The accompanying notes are an integral part of these financial statements.

                      THE DOW 30 INDEX PORTFOLIO, SERIES 20
                            Statements of Operations
 Period from March 15, 2005 (Initial Date of Deposit) through February 28, 2006 and for the years ended February 28, 2007 and February 29, 2008
                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Investment income
      Dividend income..................................................   $     238,822   $     130,599    $      80,625
      Expenses
         Trustee fees and other expenses...............................          16,665          20,646           13,738
         Organizational fees...........................................         101,101           1,598               --
         Supervisory fees..............................................           1,000           1,504              618
                                                                          -------------   -------------    -------------
            Total expenses.............................................         118,766          23,748           14,356
                                                                          -------------   -------------    -------------
         Net investment income.........................................         120,056         106,851           66,269
   Realized gain (loss) from Security sale
      Proceeds.........................................................       4,068,628       6,199,835        1,585,471
      Cost.............................................................       3,911,153       5,628,805        1,270,673
                                                                          -------------   -------------    -------------
         Realized gain (loss)..........................................         157,475         571,030          314,798
   Net change in unrealized appreciation (depreciation) of Securities..         391,521          60,570         (235,467)
                                                                          -------------   -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS...................................   $     669,052   $     738,451    $     145,600
                                                                          =============   =============    =============

                       Statements of Changes in Net Assets
                   Period from March 15, 2005 (Initial Date of
                   Deposit) through February 28, 2006 and for
             the years ended February 28, 2007 and February 29, 2008

                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Operations:
      Net investment income............................................   $     120,056   $     106,851    $      66,269
      Realized gain (loss) on Securities sales.........................         157,475         571,030          314,798
      Net change in unrealized appreciation (depreciation) of Securities        391,521          60,570         (235,467)
                                                                          -------------   -------------    -------------
         Net increase (decrease) in net assets resulting from operations        669,052         738,451          145,600
   Distributions to Unitholders from:
      Net investment income............................................        (166,568)       (133,920)         (67,654)
      Security sale or redemption proceeds.............................              --        (423,249)        (623,504)
      Redemption of Units (Note 4).....................................      (2,998,207)     (5,634,060)        (911,336)
      Deferred sales charge............................................        (337,482)        (65,489)              --
                                                                          -------------   -------------    -------------
         Total increase (decrease).....................................      (2,833,205)     (5,518,267)      (1,456,894)
   Net asset value to Unitholders
      Beginning of period..............................................         172,316       8,896,016        3,715,579
      Additional Securities purchased from the proceeds of Unit Sales..      11,556,905         337,830          409,152
                                                                          -------------   -------------    -------------
      End of period (including overdistributed net investment income of
         $(46,512), $(73,581) and $(74,966) , respectively)............   $   8,896,016   $   3,715,579    $   2,667,837
                                                                          =============   =============    =============

   The accompanying notes are an integral part of these financial statements.

                 GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 26
                            Statements of Operations
                   Period from March 15, 2005 (Initial Date of
                   Deposit) through February 28, 2006 and for
             the years ended February 28, 2007 and February 29, 2008
                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Investment income
      Dividend income..................................................   $     349,279   $     238,218    $     124,598
      Expenses
         Trustee fees and other expenses...............................          17,348          21,366           11,151
         Organizational fees...........................................         133,745           3,703               --
         Supervisory fees..............................................           1,409           2,179              676
                                                                          -------------   -------------    -------------
            Total expenses.............................................         152,502          27,248           11,827
                                                                          -------------   -------------    -------------
         Net investment income.........................................         196,777         210,970          112,771
   Realized gain (loss) from Security sale
      Proceeds.........................................................       4,620,480      10,226,710        2,111,176
      Cost.............................................................       4,130,356       8,069,296        1,622,703
                                                                          -------------   -------------    -------------
         Realized gain (loss)..........................................         490,124       2,157,414          488,473
   Net change in unrealized appreciation (depreciation) of Securities..       1,991,415        (885,701)        (133,007)
                                                                          -------------   -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS...................................   $   2,678,316   $   1,482,683    $     468,237
                                                                          =============   =============    =============

                       Statements of Changes in Net Assets
                   Period from March 15, 2005 (Initial Date of
                   Deposit) through February 28, 2006 and for
             the years ended February 28, 2007 and February 29, 2008

                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Operations:
      Net investment income............................................   $     196,777   $     210,970    $     112,771
      Realized gain (loss) on Securities sales.........................         490,124       2,157,414          488,473
      Net change in unrealized appreciation (depreciation) of Securities      1,991,415        (885,701)        (133,007)
                                                                          -------------   -------------    -------------
         Net increase (decrease) in net assets resulting from operations      2,678,316       1,482,683          468,237
   Distributions to Unitholders from:
      Net investment income............................................        (266,316)       (247,819)        (105,637)
      Security sale or redemption proceeds.............................              --         (23,794)              --
      Redemption of Units (Note 4).....................................      (4,115,511)     (9,993,114)      (2,127,732)
      Deferred sales charge............................................        (474,979)        (93,259)              --
                                                                          -------------   -------------    -------------
         Total increase (decrease).....................................      (2,178,490)     (8,875,303)      (1,765,132)
   Net asset value to Unitholders
      Beginning of period..............................................         142,551      14,296,363        5,521,651
      Additional Securities purchased from the proceeds of Unit Sales..      16,332,302         100,591           63,236
                                                                          -------------   -------------    -------------
      End of period (including overdistributed net investment income of
         $(69,539), $(106,388) and $(99,254) , respectively)...........   $  14,296,363   $   5,521,651    $   3,819,755
                                                                          =============   =============    =============

   The accompanying notes are an integral part of these financial statements.

         MORGAN STANLEY U.S. MULITNATIONAL 50 INDEX PORTFOLIO, SERIES 18
                            Statements of Operations
                   Period from March 15, 2005 (Initial Date of
                   Deposit) through February 28, 2006 and for
             the years ended February 28, 2007 and February 29, 2008
                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Investment income
      Dividend income..................................................    $    188,425   $      96,239    $      53,271
      Expenses
         Trustee fees and other expenses...............................          14,415          17,672           11,481
         Organizational fees...........................................          84,724           1,662               --
         Supervisory fees..............................................             749           1,217              420
                                                                          -------------   -------------    -------------
            Total expenses.............................................          99,888          20,551           11,901
                                                                          -------------   -------------    -------------
         Net investment income.........................................          88,537          75,688           41,370
   Realized gain (loss) from Security sale
      Proceeds.........................................................       3,611,636       5,121,740          995,056
      Cost.............................................................       3,528,657       4,888,778          849,885
                                                                          -------------   -------------    -------------
         Realized gain (loss)..........................................          82,979         232,962          145,171
   Net change in unrealized appreciation (depreciation) of Securities..          52,767         168,741         (165,017)
                                                                          -------------   -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS...................................    $    224,283   $     477,391    $      21,524
                                                                          =============   =============    =============

                       Statements of Changes in Net Assets
                   Period from March 15, 2005 (Initial Date of
                   Deposit) through February 28, 2006 and for
             the years ended February 28, 2007 and February 29, 2008

                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Operations:
      Net investment income............................................    $     88,537   $      75,688    $      41,370
      Realized gain (loss) on Securities sales.........................          82,979         232,962          145,171
      Net change in unrealized appreciation (depreciation) of Securities         52,767         168,741         (165,017)
                                                                          -------------   -------------    -------------
         Net increase (decrease) in net assets resulting from operations        224,283         477,391           21,524
   Distributions to Unitholders from:
      Net investment income............................................        (126,726)        (98,904)         (41,156)
      Security sale or redemption proceeds.............................              --        (167,950)        (182,986)
      Redemption of Units (Note 4).....................................      (2,442,984)     (4,622,412)        (742,950)
      Deferred sales charge............................................        (265,603)        (54,557)              --
                                                                          -------------   -------------    -------------
         Total increase (decrease).....................................      (2,611,030)     (4,466,432)        (945,568)
   Net asset value to Unitholders
      Beginning of period..............................................         142,805       6,901,036        2,579,787
      Additional Securities purchased from the proceeds of Unit Sales..       9,369,261         145,183          110,220
                                                                          -------------   -------------    -------------
      End of period (including overdistributed net investment income of
         $(38,189), $(61,405) and $(61,191,), respectively)............    $  6,901,036   $   2,579,787    $   1,744,439
                                                                          =============   =============    =============

   The accompanying notes are an integral part of these financial statements.

              MORGAN STANLEY TECHNOLOGY INDEX PORTFOLIO, SERIES 33
                            Statements of Operations
                   Period from March 15, 2005 (Initial Date of
                   Deposit) through February 28, 2006 and for
             the years ended February 28, 2007 and February 29, 2008
                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Investment income
      Dividend income..................................................   $      20,833   $      17,673    $       9,723
      Expenses
         Trustee fees and other expenses...............................          10,172          13,438           11,083
         Organizational fees...........................................          53,941             929               --
         Supervisory fees..............................................             379             723              343
                                                                          -------------   -------------    -------------
            Total expenses.............................................          64,492          15,090           11,426
                                                                          -------------   -------------    -------------
         Net investment income (loss)..................................         (43,659)          2,583           (1,703)
   Realized gain (loss) from Security sale
      Proceeds.........................................................       1,239,160       4,440,579        1,434,588
      Cost.............................................................       1,058,547       3,948,279        1,253,905
                                                                          -------------   -------------    -------------
         Realized gain (loss)..........................................         180,613         492,300          180,683
   Net change in unrealized appreciation (depreciation) of Securities..         463,740        (384,070)        (199,206)
                                                                          -------------   -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS...................................   $     600,694   $     110,813    $     (20,226)
                                                                          =============   =============    =============

                       Statements of Changes in Net Assets
                   Period from March 15, 2005 (Initial Date of
                   Deposit) through February 28, 2006 and for
             the years ended February 28, 2007 and February 29, 2008

                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Operations:
      Net investment income (loss).....................................   $     (43,659)  $       2,583    $      (1,703)
      Realized gain (loss) on Securities sales.........................         180,613         492,300          180,683
      Net change in unrealized appreciation (depreciation) of Securities        463,740        (384,070)        (199,206)
                                                                          -------------   -------------    -------------
         Net increase (decrease) in net assets resulting from operations        600,694         110,813          (20,226)
   Distributions to Unitholders from:
      Net investment income (loss).....................................            (424)         (2,269)             335
      Security sale or redemption proceeds.............................         (19,308)       (444,075)        (331,563)
      Redemption of Units (Note 4).....................................      (1,019,862)     (3,254,909)        (570,476)
      Deferred sales charge............................................        (152,333)        (33,145)              --
                                                                          -------------   -------------    -------------
         Total increase (decrease).....................................        (591,233)     (3,623,585)        (921,930)
   Net asset value to Unitholders
      Beginning of period..............................................         142,233       5,241,164        1,862,907
      Additional Securities purchased from the proceeds of Unit Sales..       5,690,164         245,328          202,990
                                                                          -------------   -------------    -------------
      End of period (including overdistributed net investment income of
         $(44,083), $(43,769) and $(45,137), respectively).............   $   5,241,164   $   1,862,907    $   1,143,967
                                                                          =============   =============    =============

   The accompanying notes are an integral part of these financial statements.

THE DOW 30 INDEX PORTFOLIO, SERIES 20                                       PORTFOLIO SCHEDULE AS OF FEBRUARY 29, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
          1,797   3M Company                                                            $   78.4000     $      140,885
----------------------------------------------------------------------------------------------------------------------
          1,797   Alcoa, Inc.                                                               37.1400             66,741
----------------------------------------------------------------------------------------------------------------------
          1,797   Altria Group, Inc.                                                        73.1400            131,433
----------------------------------------------------------------------------------------------------------------------
          1,797   American Express Company                                                  42.3000             76,013
----------------------------------------------------------------------------------------------------------------------
          1,797   American International Group, Inc.                                        46.8600             84,207
----------------------------------------------------------------------------------------------------------------------
          1,797   AT&T Inc.                                                                 34.8300             62,590
----------------------------------------------------------------------------------------------------------------------
          1,797   Boeing Company                                                            82.7900            148,774
----------------------------------------------------------------------------------------------------------------------
          1,797   Caterpillar, Inc.                                                         72.3300            129,977
----------------------------------------------------------------------------------------------------------------------
          1,797   Citigroup, Inc.                                                           23.7100             42,607
----------------------------------------------------------------------------------------------------------------------
          1,797   Coca-Cola Company                                                         58.4600            105,053
----------------------------------------------------------------------------------------------------------------------
          1,797   DuPont (E.I.) de Nemours and Company                                      46.4200             83,417
----------------------------------------------------------------------------------------------------------------------
          1,797   Exxon Mobil Corporation                                                   87.0100            156,357
----------------------------------------------------------------------------------------------------------------------
          1,797   General Electric Company                                                  33.1400             59,553
----------------------------------------------------------------------------------------------------------------------
          1,797   General Motors Corporation                                                23.2800             41,834
----------------------------------------------------------------------------------------------------------------------
          1,797   Hewlett-Packard Company                                                   47.7700             85,843
----------------------------------------------------------------------------------------------------------------------
          1,797   Home Depot, Inc.                                                          26.5500             47,710
----------------------------------------------------------------------------------------------------------------------
          1,797   Honeywell International, Inc.                                             57.5400            103,399
----------------------------------------------------------------------------------------------------------------------
          1,797   Intel Corporation                                                         19.9500             35,850
----------------------------------------------------------------------------------------------------------------------
          1,797   International Business Machines Corporation                              113.8600            204,606
----------------------------------------------------------------------------------------------------------------------
          1,797   J.P. Morgan Chase & Company, Inc.                                         40.6500             73,048
----------------------------------------------------------------------------------------------------------------------
          1,797   Johnson & Johnson                                                         61.9600            111,342
----------------------------------------------------------------------------------------------------------------------
          1,797   McDonald's Corporation                                                    54.1100             97,236
----------------------------------------------------------------------------------------------------------------------
          1,797   Merck & Company, Inc.                                                     44.3000             79,607
----------------------------------------------------------------------------------------------------------------------
          1,797   Microsoft Corporation                                                     27.2200             48,914
----------------------------------------------------------------------------------------------------------------------
          1,797   Pfizer, Inc.                                                              22.2800             40,037
----------------------------------------------------------------------------------------------------------------------
          1,797   Procter & Gamble Company                                                  66.1800            118,925
----------------------------------------------------------------------------------------------------------------------
          1,797   United Technologies Corporation                                           70.5100            126,706
----------------------------------------------------------------------------------------------------------------------
          1,797   Verizon Communications                                                    36.3200             65,267
----------------------------------------------------------------------------------------------------------------------
          1,797   Wal-Mart Stores, Inc.                                                     49.5900             89,113
----------------------------------------------------------------------------------------------------------------------
          1,797   Walt Disney Company                                                       32.4100             58,241
---------------                                                                                        ---------------
         53,910                                                                                         $    2,715,285
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 26                              PORTFOLIO SCHEDULE AS OF FEBRUARY 29, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
          6,739   Allianz AG - ADR                                                      $   17.5500     $      118,269
----------------------------------------------------------------------------------------------------------------------
             84   Arkema - ADR                                                              57.4000              4,822
----------------------------------------------------------------------------------------------------------------------
          2,208   AstraZeneca Plc - ADR                                                     37.6300             83,087
----------------------------------------------------------------------------------------------------------------------
          3,237   Axa - ADR                                                                 33.6600            108,957
----------------------------------------------------------------------------------------------------------------------
          7,042   Banco Santander Central Hispano SA - ADR                                  17.7800            125,207
----------------------------------------------------------------------------------------------------------------------
          2,290   BG Group Plc - ADR                                                       115.8500            265,297
----------------------------------------------------------------------------------------------------------------------
          3,048   BHP Billiton Limited - ADR                                                73.1800            223,053
----------------------------------------------------------------------------------------------------------------------
          1,447   BP Plc - ADR                                                              64.8700             93,867
----------------------------------------------------------------------------------------------------------------------
          2,576   CANON, Inc. - ADR                                                         44.8600            115,559
----------------------------------------------------------------------------------------------------------------------
          1,594   Diageo Plc - ADR                                                          82.1000            130,867
----------------------------------------------------------------------------------------------------------------------
          3,061   E.ON AG - ADR                                                             61.7000            188,864
----------------------------------------------------------------------------------------------------------------------
          3,001   France Telecom SA - ADR                                                   33.4500            100,383
----------------------------------------------------------------------------------------------------------------------
          1,902   GlaxoSmithKline Plc - ADR                                                 43.9100             83,517
----------------------------------------------------------------------------------------------------------------------
          2,889   ING Groep NV - ADR                                                        33.3100             96,233
----------------------------------------------------------------------------------------------------------------------
          3,208   Koninklijke (Royal) Philips Electronics N.V.                              38.9200            124,855
----------------------------------------------------------------------------------------------------------------------
          6,015   Matsushita Electric Industrial Company, Ltd. - ADR                        20.9700            126,135
----------------------------------------------------------------------------------------------------------------------
          9,604   Mitsubishi Tokyo Financial Group, Inc. - ADR                               8.8100             84,611
----------------------------------------------------------------------------------------------------------------------
          4,034   Nippon Telegraph & Telephone Corporation - ADR                            21.6900             87,497
----------------------------------------------------------------------------------------------------------------------
          4,258   Nissan Motor Company, Ltd. - ADR                                          18.0000             76,644
----------------------------------------------------------------------------------------------------------------------
          5,524   Nokia Oyj - ADR                                                           36.0100            198,919
----------------------------------------------------------------------------------------------------------------------
          1,902   Novartis AG - ADR                                                         49.1500             93,483
----------------------------------------------------------------------------------------------------------------------
          5,091   NTT DoCoMo, Inc. - ADR                                                    14.5900             74,278
----------------------------------------------------------------------------------------------------------------------
          4,692   Prudential Plc - ADR                                                      24.1800            113,453
----------------------------------------------------------------------------------------------------------------------
            718   Rio Tinto Plc - ADR                                                      454.4500            326,295
----------------------------------------------------------------------------------------------------------------------
          2,428   Telecom Italia S.p.A. - ADR                                               24.9200             60,506
----------------------------------------------------------------------------------------------------------------------
          1,751   Telefonica SA - ADR                                                       86.7400            151,882
----------------------------------------------------------------------------------------------------------------------
          1,557   Total SA - ADR                                                            75.3900            117,382
----------------------------------------------------------------------------------------------------------------------
          1,203   Toyota Motor Corporation - ADR                                           108.5500            130,586
----------------------------------------------------------------------------------------------------------------------
          2,095   UBS AG                                                                    32.3400             67,751
----------------------------------------------------------------------------------------------------------------------
          3,010   Vodafone Group Plc - ADR                                                  32.2300             97,012
----------------------------------------------------------------------------------------------------------------------
          1,237   Westpac Banking Corporation - ADR                                        106.3000            131,494
---------------                                                                                        ---------------
         99,445                                                                                         $    3,800,765
===============                                                                                        ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.
All stocks are securities of foreign companies.

MORGAN STANLEY U.S. MULTINATIONAL 50
INDEX PORTFOLIO, SERIES 18                                                  PORTFOLIO SCHEDULE AS OF FEBRUARY 29, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
            268   3M Company                                                            $   78.4000     $       21,011
----------------------------------------------------------------------------------------------------------------------
            571   Abbott Laboratories                                                       53.5500             30,577
----------------------------------------------------------------------------------------------------------------------
            779   Altria Group, Inc.                                                        73.1400             56,976
----------------------------------------------------------------------------------------------------------------------
            441   American Express Company                                                  42.3000             18,654
----------------------------------------------------------------------------------------------------------------------
            961   American International Group, Inc.                                        46.8600             45,032
----------------------------------------------------------------------------------------------------------------------
          2,283   AT&T Corporation                                                          34.8300             79,517
----------------------------------------------------------------------------------------------------------------------
            207   Automatic Data Processing, Inc.                                           39.9500              8,270
----------------------------------------------------------------------------------------------------------------------
          1,643   Bank of America Corporation                                               39.7400             65,293
----------------------------------------------------------------------------------------------------------------------
             92   Becton Dickinson & Company                                                90.4200              8,319
----------------------------------------------------------------------------------------------------------------------
            293   Boeing Company                                                            82.7900             24,257
----------------------------------------------------------------------------------------------------------------------
+         1,181   BP plc - ADR                                                              64.8700             76,611
----------------------------------------------------------------------------------------------------------------------
            729   Bristol-Myers Squibb Company                                              22.6100             16,483
----------------------------------------------------------------------------------------------------------------------
            146   Campbell Soup Company                                                     32.2900              4,714
----------------------------------------------------------------------------------------------------------------------
            797   Chevron Corporation                                                       86.6600             69,068
----------------------------------------------------------------------------------------------------------------------
          2,246   Cisco Systems, Inc.                                                       24.3700             54,735
----------------------------------------------------------------------------------------------------------------------
          3,076   Citigroup, Inc.                                                           23.7100             72,932
----------------------------------------------------------------------------------------------------------------------
            858   Coca-Cola Company                                                         58.4600             50,159
----------------------------------------------------------------------------------------------------------------------
            190   Colgate-Palmolive Company                                                 76.0900             14,457
----------------------------------------------------------------------------------------------------------------------
            186   Conagra Foods, Inc.                                                       22.1000              4,111
----------------------------------------------------------------------------------------------------------------------
            343   Du Pont (E.I.) De Nemours & Company                                       46.4200             15,922
----------------------------------------------------------------------------------------------------------------------
            109   Eastman Kodak Company                                                     16.9800              1,851
----------------------------------------------------------------------------------------------------------------------
            189   Electronic Data Systems Corporation                                       17.3200              3,273
----------------------------------------------------------------------------------------------------------------------
            422   Eli Lilly & Company                                                       50.0200             21,108
----------------------------------------------------------------------------------------------------------------------
          2,085   Exxon Mobil Corporation                                                   87.0100            181,416
----------------------------------------------------------------------------------------------------------------------
          3,807   General Electric Company                                                  33.1400            126,164
----------------------------------------------------------------------------------------------------------------------
            129   General Mills, Inc.                                                       55.9900              7,223
----------------------------------------------------------------------------------------------------------------------
            121   H.J. Heinz Company                                                        44.1100              5,337
----------------------------------------------------------------------------------------------------------------------
            970   Hewlett-Packard Company                                                   47.7700             46,337
----------------------------------------------------------------------------------------------------------------------
          2,151   Intel Corporation                                                         19.9500             42,912
----------------------------------------------------------------------------------------------------------------------
            552   International Business Machines Corporation                              113.8600             62,851
----------------------------------------------------------------------------------------------------------------------
          1,073   Johnson & Johnson                                                         61.9600             66,483
----------------------------------------------------------------------------------------------------------------------
            150   Kellogg Company                                                           50.7200              7,608
----------------------------------------------------------------------------------------------------------------------
            443   McDonald's Corporation                                                    54.1100             23,971
----------------------------------------------------------------------------------------------------------------------
            428   Medtronic, Inc.                                                           49.3600             21,126
----------------------------------------------------------------------------------------------------------------------
            803   Merck & Company, Inc.                                                     44.3000             35,573
----------------------------------------------------------------------------------------------------------------------
          3,550   Microsoft Corporation                                                     27.2200             96,631
----------------------------------------------------------------------------------------------------------------------
            858   Motorola, Inc.                                                             9.9700              8,554
----------------------------------------------------------------------------------------------------------------------
            140   Nike, Inc.                                                                60.2000              8,428
----------------------------------------------------------------------------------------------------------------------
          1,911   Oracle Corporation                                                        18.8000             35,927
----------------------------------------------------------------------------------------------------------------------
            604   PepsiCo, Inc.                                                             69.5600             42,014
----------------------------------------------------------------------------------------------------------------------
          2,599   Pfizer, Inc.                                                              22.2800             57,906
----------------------------------------------------------------------------------------------------------------------
          1,166   Procter & Gamble Company                                                  66.1800             77,166
----------------------------------------------------------------------------------------------------------------------
            273   Sara Lee Corporation                                                      12.6300              3,448
----------------------------------------------------------------------------------------------------------------------
            552   Schering-Plough Corporation                                               21.7000             11,978
----------------------------------------------------------------------------------------------------------------------
            532   Texas Instruments, Inc.                                                   29.9600             15,939
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY U.S. MULTINATIONAL 50
INDEX PORTFOLIO, SERIES 18                                      PORTFOLIO SCHEDULE AS OF FEBRUARY 29, 2008 (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
          1,395   Time Warner, Inc.                                                     $   15.6100     $       21,776
----------------------------------------------------------------------------------------------------------------------
+           745   Tyco International Limited                                                40.0600             29,845
----------------------------------------------------------------------------------------------------------------------
            736   Walt Disney Company                                                       32.4100             23,854
----------------------------------------------------------------------------------------------------------------------
            498   Wyeth                                                                     43.6200             21,723
----------------------------------------------------------------------------------------------------------------------
            347   Xerox Corporation                                                         14.7000              5,101
---------------                                                                                        ---------------
         46,628                                                                                         $    1,850,621
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MORGAN STANLEY TECHNOLOGY INDEX PORTFOLIO, SERIES 33                        PORTFOLIO SCHEDULE AS OF FEBRUARY 29, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
+         1,125   Accenture, Ltd.                                                       $   35.2500     $       39,656
----------------------------------------------------------------------------------------------------------------------
          1,012   Adobe Systems, Inc.                                                       33.6500             34,054
----------------------------------------------------------------------------------------------------------------------
          5,782   Alcatel-Lucent- ADR                                                        5.8700             33,940
----------------------------------------------------------------------------------------------------------------------
            470   Amazon.com, Inc.                                                          64.4700             30,301
----------------------------------------------------------------------------------------------------------------------
          1,340   Analog Devices, Inc.                                                      26.9200             36,073
----------------------------------------------------------------------------------------------------------------------
            221   Apple, Inc.                                                              125.0200             27,629
----------------------------------------------------------------------------------------------------------------------
          2,379   Applied Materials, Inc.                                                   19.1700             45,605
----------------------------------------------------------------------------------------------------------------------
            950   Automatic Data Processing, Inc.                                           39.9500             37,953
----------------------------------------------------------------------------------------------------------------------
          1,614   Broadcom Corporation                                                      18.9100             30,521
----------------------------------------------------------------------------------------------------------------------
          1,493   Cisco Systems, Inc.                                                       24.3700             36,384
----------------------------------------------------------------------------------------------------------------------
          1,715   Dell, Inc.                                                                19.8500             34,043
----------------------------------------------------------------------------------------------------------------------
          2,243   EMC Corporation                                                           15.5400             34,856
----------------------------------------------------------------------------------------------------------------------
          1,245   eBay, Inc.                                                                26.3600             32,818
----------------------------------------------------------------------------------------------------------------------
            726   Electronic Arts, Inc.                                                     47.2900             34,333
----------------------------------------------------------------------------------------------------------------------
          2,016   Electronic Data Systems Corporation                                       17.3200             34,917
----------------------------------------------------------------------------------------------------------------------
          1,832   Telefonaktiebolaget LM Ericsson- ADR                                      21.5000             39,388
----------------------------------------------------------------------------------------------------------------------
+         3,509   Flextronics International, Ltd.- ADR                                      10.1400             35,581
----------------------------------------------------------------------------------------------------------------------
             62   Google, Inc.                                                             471.1800             29,213
----------------------------------------------------------------------------------------------------------------------
            822   Hewlett-Packard Company                                                   47.7700             39,267
----------------------------------------------------------------------------------------------------------------------
            946   Infosys Technologies, Ltd.                                                38.9200             36,818
----------------------------------------------------------------------------------------------------------------------
          1,583   Intel Corporation                                                         19.9500             31,581
----------------------------------------------------------------------------------------------------------------------
            385   International Business Machines Corporation                              113.8600             43,836
----------------------------------------------------------------------------------------------------------------------
          1,347   Intuit, Inc.                                                              26.5600             35,776
----------------------------------------------------------------------------------------------------------------------
          1,231   Juniper Networks, Inc.                                                    26.8200             33,015
----------------------------------------------------------------------------------------------------------------------
          1,184   Microsoft Corporation                                                     27.2200             32,228
----------------------------------------------------------------------------------------------------------------------
          2,619   Motorola, Inc.                                                             9.9700             26,111
----------------------------------------------------------------------------------------------------------------------
          1,666   Network Appliance, Inc.                                                   21.6200             36,019
----------------------------------------------------------------------------------------------------------------------
          1,214   NVIDIA Corporation                                                        21.3900             25,967
----------------------------------------------------------------------------------------------------------------------
          1,877   Oracle Corporation                                                        18.8000             35,288
----------------------------------------------------------------------------------------------------------------------
          1,069   QUALCOMM, Inc.                                                            42.3700             45,294
----------------------------------------------------------------------------------------------------------------------
            362   Research In Motion, Ltd.- ADR                                            103.8000             37,576
----------------------------------------------------------------------------------------------------------------------
            671   Salesforce.com, Inc.                                                      59.7200             40,073
----------------------------------------------------------------------------------------------------------------------
+           832   SAP AG                                                                    47.4100             39,446
----------------------------------------------------------------------------------------------------------------------
          1,263   Texas Instruments, Inc.                                                   29.9600             37,839
----------------------------------------------------------------------------------------------------------------------
          1,778   Yahoo!, Inc.                                                              27.7800             49,393
---------------                                                                                        ---------------
         50,583                                                                                         $    1,252,792
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       VAN KAMPEN UNIT TRUSTS, SERIES 491
                          Notes to Financial Statements
                February 28, 2006 and 2007 and February 29, 2008
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities are valued as described in Prospectus Part
II.

   Security Cost - The cost of the Securities is determined based on the actual price paid by the Portfolio on the various dates of deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Portfolio or monies in the process of being collected, (2) the Securities in the Portfolio based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Portfolio, if any.

   Federal Income Taxes - With respect to the Great International Firms Portfolio, Series 26, Each Unitholder is considered to be the owner of a pro rata portion of the Portfolio and, accordingly, no provision has been made for Federal income taxes. Each of the other Portfolios has elected and intends to qualify on a continuing basis for federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If each Portfolio so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard of its net capital gain, i.e. the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Unrealized appreciation and depreciation - An analysis of net unrealized appreciation (depreciation) at February 29, 2008 is as follows:

                                                       Great             Morgan            Morgan
                                      The Dow       International     Stanley U.S.         Stanley
                                     30 Index           Firms         Multinational      Technology
                                     Portfolio        Portfolio         Portfolio         Portfolio
                                     -----------     -----------       -----------      -----------
   Unrealized Appreciation           $   358,142     $ 1,091,379       $   206,077      $    59,550
   Unrealized Depreciation              (141,518)       (118,672)         (149,586)        (179,086)
                                     -----------     -----------       -----------      -----------
                                     $   216,624     $   972,707       $    56,491      $   119,536
                                     ===========     ===========       ===========      ===========

   "+" indicates that the security was issued by a foreign company.

NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the Portfolio valued as described in Note 1. If the supply of Units exceeds demand, or for other business reasons, the Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the maximum sales charge of 4.95% of the public offering price which is equivalent to 5.208% of the aggregate underlying value of the Securities and the maximum deferred sales charge of $0.335 per Unit and a creation and development fee of $0.06 per Unit. These initial investors paid a deferred sales charge of $0.335 per Unit and a creation and development fee of $0.06 per Unit. On each March 15, commencing March 15, 2006, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.

   Compensation of Sponsor and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Portfolio. The Sponsor receives an annual fee for performing bookkeeping and administrative services for the Portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS Units were presented for redemption as follows:

                                                       Period ended            Year Ended              Year Ended
                                                       February 28,           February 28,            February 29,
                                                          2006                   2007                    2008
                                                     --------------         --------------          --------------
   The Dow 30 Index Portfolio                           316,056                 563,865                  92,886
   Great International Firms Portfolio                  396,202                 887,059                 161,448
   Morgan Stanley U.S. Multinational Portfolio          257,524                 473,279                  72,124
   Morgan Stanley Technology Portfolio                   95,443                 303,617                  59,313

NOTE 5 - FINANCIAL HIGHLIGHTS

The Dow 30 Index Portfolio, Series 20
                                                                              2006 (c)         2007           2008
                                                                             ------------  ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period                                     $       9.49  $        9.79  $        9.80
                                                                             ------------  ------------   ------------
   Income from investment operations:
      Net investment income                                                         0.14           0.19           0.19
      Net realized and unrealized gain (loss) on investment transactions (a)        0.76           0.93           0.08
                                                                             ------------  ------------   ------------
   Total from investment operations                                                 0.90           1.12           0.27
                                                                             ------------  ------------   ------------
Distributions to Unitholders from:
   Net investment income                                                           (0.20)        (0.24)         (0.20)
   Security and redemption proceeds                                                    --        (0.75)         (1.81)
                                                                             ------------  ------------   ------------
   Total distributions to Unitholders                                              (0.20)        (0.99)         (2.01)
   Deferred sales charge                                                           (0.40)        (0.12)             --
                                                                             ------------  ------------   ------------
   Net asset value, end of period                                           $       9.79  $        9.80  $        8.06
                                                                             ============  ============   ============
Total Return (b):                                                                   3.92%        13.50%          1.81%
Ratios as a Percentage of Average Net Assets (b):
   Expenses                                                                         1.47%         0.42%          0.42%
   Net investment income                                                             .48%         1.90%          1.93%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from March 15, 2005 (Initial Date of Deposit) through
     February 28, 2006

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Great International Firms Portfolio, Series 26
                                                                              2006 (c)         2007           2008
                                                                             ------------  ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period                                     $       9.48  $       10.80  $       12.40
                                                                             ------------  ------------   ------------
   Income from investment operations:
      Net investment income                                                         0.15           0.28           0.32
      Net realized and unrealized gain (loss) on investment transactions (a)        1.75           1.81           0.82
                                                                             ------------  ------------   ------------
   Total from investment operations                                                 1.90           2.09           1.14
                                                                             ------------  ------------   ------------
Distributions to Unitholders from:
   Net investment income                                                           (0.21)        (0.33)         (0.30)
   Security sale and redemption proceeds                                               --        (0.03)             --
                                                                             ------------  ------------   ------------
   Total distributions to Unitholders                                              (0.21)        (0.36)         (0.30)
   Deferred sales charge                                                           (0.37)        (0.13)             --
                                                                             ------------  ------------   ------------
   Net asset value, end of period                                           $      10.80  $       12.40  $       13.24
                                                                             ============  ============   ============
Total Return (b):                                                                  14.93%        17.89%          8.67%
Ratios as a Percentage of Average Net Assets (b):
   Expenses                                                                         1.18%         0.32%          0.25%
   Net investment income                                                            1.52%         2.44%          2.43%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from March 15, 2005 (Initial Date of Deposit) through
     February 28, 2006

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Morgan Stanley U.S. Multinational 50 Index Portfolio, Series 18
                                                                              2006 (c)         2007           2008
                                                                             ------------  ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period                                     $       9.48  $        9.64  $       10.04
                                                                             ------------  ------------   ------------
   Income from investment operations:
      Net investment income                                                         0.12           0.19           0.19
      Net realized and unrealized gain (loss) on investment transactions (a)        0.59           1.02         (0.28)
                                                                             ------------  ------------   ------------
   Total from investment operations                                                 0.71           1.21         (0.09)
                                                                             ------------  ------------   ------------
Distributions to Unitholders from:
   Net investment income                                                           (0.18)        (0.25)         (0.19)
   Security sale and redemption proceeds                                               --        (0.42)         (0.86)
                                                                             ------------  ------------   ------------
   Total distributions to Unitholders                                              (0.18)        (0.67)         (1.05)
   Deferred sales charge                                                           (0.37)        (0.14)              --
                                                                             ------------  ------------   ------------
   Net asset value, end of period                                           $       9.64  $       10.04  $        8.90
                                                                             ============  ============   ============
Total Return (b):                                                                   2.27%        12.79%         (1.39)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses                                                                         1.44%         0.52%          0.54%
   Net investment income                                                            1.28%         1.92%          1.88%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from March 15, 2005 (Initial Date of Deposit) through
     February 28, 2006

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Morgan Stanley Technology Index Portfolio, Series 33
                                                                              2006 (c)         2007           2008
                                                                             ------------  ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period                                     $       9.47  $       11.06  $        9.50
                                                                             ------------  ------------   ------------
   Income from investment operations:
      Net investment income (loss)                                                 (0.12)          0.01         (0.01)
      Net realized and unrealized gain (loss) on investment transactions (a)        2.18           0.10         (0.36)
                                                                             ------------  ------------   ------------
   Total from investment operations                                                 2.06           0.11         (0.37)
                                                                             ------------  ------------   ------------
Distributions to Unitholders from:
   Net investment income (loss)                                                        --        (0.01)             --
   Security sale and redemption proceeds                                           (0.05)        (1.54)         (1.94)
                                                                             ------------  ------------   ------------
   Total distributions to Unitholders                                              (0.05)        (1.55)         (1.94)
   Deferred sales charge                                                           (0.42)        (0.12)             --
                                                                             ------------  ------------   ------------
   Net asset value, end of period                                           $      11.06  $        9.50  $        7.19
                                                                             ============  ============   ============
Total Return (b):                                                                  16.38%         5.14%        (25.01)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses                                                                         1.67%         0.50%          0.71%
   Net investment loss                                                             (1.13)%        0.08%         (0.11)%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from March 15, 2005 (Initial Date of Deposit) through
     February 28, 2006